CORE DEPOSIT INTANGIBLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Old Glory Holding Co [Member]
Amortization expense	$ 14,000	$ 14,000